Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deposits [line items]
Deposits from customers	$ 11,505,796,543	$ 13,446,018,038
In Pesos
Disclosure Of Deposits [line items]
Deposits from customers	7,885,200,814	11,086,803,909
In Pesos | Checking Accounts
Disclosure Of Deposits [line items]
Deposits from customers	1,335,072,669	1,850,256,468
In Pesos | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	3,591,992,995	3,517,449,649
In Pesos | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	1,966,302,648	4,947,985,330
In Pesos | Time Deposits – UVA
Disclosure Of Deposits [line items]
Deposits from customers	86,524,059	234,572,209
In Pesos | Other
Disclosure Of Deposits [line items]
Deposits from customers	614,937,968	255,240,970
In Pesos | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	290,370,475	281,299,283
In Foreign Currency
Disclosure Of Deposits [line items]
Deposits from customers	3,620,595,729	2,359,214,129
In Foreign Currency | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	3,210,761,437	1,947,918,567
In Foreign Currency | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	372,960,344	367,232,071
In Foreign Currency | Other
Disclosure Of Deposits [line items]
Deposits from customers	36,054,052	43,429,275
In Foreign Currency | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	$ 819,896	$ 634,216